AR Capital BDC Income Fund (First Prospectus Summary) | AR Capital BDC Income Fund
AR CAPITAL BDC INCOME FUND
Investment Objective

The investment objective of the AR Capital BDC Income Fund (the “BDC Income Fund,” and referred to in this Fund Summary as “the Fund”) is to provide a high level of income with the potential for capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts on the Fund's Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares. More information about these and other discounts is contained in this Prospectus on page 38 under “How to Buy Shares - Classes of Shares Offered” and in the Fund's Statement of Additional Information (“SAI”) on page 53 under “Reducing Sales Charge on Class A Shares.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	4.50%	[1]	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price or redemption proceeds, whichever is lower)	1.00%	[2]	1.00%	[3]
[1]	The initial sales charge may be waived for purchases by certain types of accounts, including fee-based advisory accounts.
[2]	Only applies for purchases of greater than $1 million that are redeemed within one year of purchase.
[3]	For Class C shares, no deferred sales charge applies after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	1.01%	1.01%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	[2]	4.45%	4.45%
Total Annual Fund Operating Expenses		6.61%	7.36%
Expense Reimbursement	[3]	(0.66%)	(0.66%)
Total Annual Fund Operating Expenses After Expense Reimbursement		5.95%	6.70%
[1]	Because the Fund is new, 'Other Expenses' are based on estimated amounts for the current fiscal year.
[2]	'Acquired Fund Fees and Expenses' are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when available, because the financial statements include only the direct operating expenses incurred by the Fund. Because the Fund is new, 'Acquired Fund Fees and Expenses' are based on estimated amounts for the current fiscal year.
[3]	National Fund Advisors, LLC, the Fund's investment adviser (the 'Adviser') has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the 'Other Expenses' to 0.35% of average daily net assets of the Fund's shares (referred to in this Fund Summary as the 'Expense Cap'). The Expense Cap will remain in effect through at least August 31, 2015, and may be terminated before that date only by the Board of Trustees (also referred to herein as the 'Board') of the Realty Capital Income Funds Trust (the 'Trust'). The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid. The Adviser's ability to recoup any previously waived fees and paid expenses is subject to the Expense Cap as in effect at the time such fees were waived or expenses were paid.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	1,116	2,246
Class C	764	2,077

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	1,016	2,246
Class C	664	2,077

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate for the Fund is not available because the Fund is new.

Principal Investment Strategies of the Fund

The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of:

       •      common stocks;

       •      securities convertible into common stocks; and

       •      preferred stocks.

In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

BDCs are publicly-held, closed-end investment funds that are regulated by the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs primarily lend to or invest in private or thinly-traded companies. They also offer managerial assistance to the companies in which they invest. BDCs must adhere to various substantive regulatory requirements under the 1940 Act. For example, the 1940 Act restricts the types of assets in which a BDC may invest (i.e., at least 70% of the BDC's total assets must be “qualifying assets,” as defined in the 1940 Act). The 1940 Act also regulates how BDCs employ “leverage” (i.e., how BDCs use borrowed funds to make investments). Because the 1940 Act applies different “coverage ratio” tests to BDCs than other regulated investment companies, BDCs may incur more debt than other closed-end investment companies. Specifically, on one hand, the total assets of a closed-end investment company (other than a BDC) must exceed the fund's outstanding debt by at least 300%. On the other hand, the total assets of a BDC must exceed the BDC's outstanding debt by only 200%, thereby allowing a BDC to employ more leverage than other closed-end investment companies. Leverage magnifies the potential for gain and loss on amounts invested and, as a result, increases the risks associated with the securities of leveraged companies.

Under the supervision of the Adviser, BDCA Adviser, LLC, the Fund's investment sub-adviser (also referred to herein as “BDCA Adviser”), evaluates equity securities primarily on the BDC's or other issuer's ability to sustain its current dividend and secondarily considers the potential for capital appreciation. BDCA Adviser intends to allocate the Fund's assets among BDCs that, in its view, are paying attractive rates of distribution and appear capable of sustaining that distribution level over time. BDCA Adviser incorporates into its assessment, among other factors, dividend yield, price to book, financial operations, portfolio of investments and management quality. BDCA Adviser will also consider the amount of leverage employed by a BDC or other issuer before deciding to invest in its securities. In selecting securities for investment, BDCA Adviser generally seeks to invest in securities with relatively high distribution rates, and that it believes will continue to pay distributions at those rates for the foreseeable future. Distributions from such securities may consist of income, capital gains and/or return of capital and cannot be guaranteed to continue.

When selecting securities for the Fund, BDCA Adviser may utilize fundamental, technical and other related methodologies to determine the intrinsic value of a security. BDCA Adviser expects that it will sell a security if, in the judgment of the portfolio manager, the security's income potential has been compromised, an issuer's fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

The Fund may invest up to 15% of its net assets in illiquid securities.

Principal Risks of Investing in the Fund

An investment in the Fund's shares is subject to various risks, including the risk that you may receive little or no return on your investment or you may lose all or part of it. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks.

Market Risk.  An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

BDC Risk.  The Fund primarily invests in securities issued by publicly-traded BDCs. As a result, the Fund's portfolio will be significantly affected by the performance of the BDCs in which it invests and the performance of such BDCs' portfolio companies, as well as the overall economic environment. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not focused on investing in BDCs.

BDCs primarily invest in privately-held and thinly-traded companies. These types of portfolio companies are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” The revenues, income (or losses) and valuations of these companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. In addition, the fair value of a BDC's investments in privately-held or thinly-traded companies often is not readily determinable. Although each BDC's board of directors is responsible for determining the fair value of these securities, the uncertainty regarding fair value may adversely affect the determination of the BDC's net asset value (“NAV”). This could cause the Fund's investments in a BDC to be inaccurately valued, including undervalued.

BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a leveraged BDC's securities. Leverage is generally considered a speculative investment technique. Moreover, BDCs' management fees, which are generally higher than the management fees charged to other funds, are normally payable on gross assets, including those assets acquired through the use of leverage. This may give a BDC's investment adviser a financial incentive to incur leverage.

Investment in Other Investment Companies Risk.  The Fund's investment in other investment companies, including BDCs, may subject the Fund indirectly to the underlying risks of those investment companies. The Fund also will bear its share of each underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses. Shares of an investment company may trade at prices that reflect a premium above or a discount below NAV, and such premium or discount may be substantial. If an investment company's shares are purchased at a premium to NAV, the premium may not exist when those shares are sold, and the Fund could incur a loss.

BDCs, like other investment companies, are often parties to contractual agreements under which a BDC's investment adviser or another third-party agrees to waive fees or pay a portion of the BDC's expenses. Once the contract terminates or ends, the BDC's expenses may increase and, as a result, the acquired fund fees and expenses paid by the Fund's shareholders may increase as well. Further, the acquired fund fees and expenses paid by the Fund's shareholders may increase further if the BDC's investment adviser or another third-party seeks to recoup any previously waived fees or paid expenses.

Medium- and Small-Capitalization Company Risk.  BDCs primarily invest in U.S. middle-market companies, which may be considered medium- or small-capitalization companies. Medium- and small-capitalization companies may have smaller investment portfolios and less financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause a BDC's NAV to be more volatile when compared to investment companies that focus only on large-capitalization companies. Generally, securities of medium- and small-capitalization companies are more likely to experience sharper swings in market values or less liquid markets, in which it may be more difficult to sell at favorable times and at favorable prices.

Common Stock Risk.  While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk.  There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

Debt Securities Risk.  When the Fund invests in debt securities, the value of the Fund's investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Convertible Securities Risk.  Investments in convertible securities generally entail less risk than investments in an issuer's common stock because convertible securities rank senior to common stock in an issuer's capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer's debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

High Yield (“Junk”) Bond Risk.  The portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” These bonds involve a greater risk of default or price change due to changes in the issuer's credit quality. The values of these bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of high yield or junk bonds can decline significantly over short periods of time. In addition, debt securities issued by a BDC may also be considered to be non-investment grade or junk.

Credit Risk.  There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Credit Risk of Underlying Investments.  The Fund is indirectly exposed to the credit risk associated with the debt investments of the BDCs in which the Fund invests. BDCs invest in small companies in the initial stages of development. The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high yield” or “junk.” There is an increased risk that such a portfolio company will fail to make payments on its debts as compared to more developed companies. If a portfolio company fails to make payments to a BDC, the BDC's performance could be negatively affected and, to the extent that the Fund invests in the BDC, the value of the Fund's investment in the BDC may be negatively affected as well.

Liquidity Risk.  A security is considered to be illiquid if the Fund is unable to sell such security within seven days at the price at which the Fund values the security. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could be more difficult to value.

Non-Diversification Risk.  The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk.  The NAV of the Fund changes daily based on the performance of the securities in which it invests. BDCA Adviser's judgments about the attractiveness, value and potential appreciation of securities issued by a BDC or other investment company may prove to be incorrect and may not produce the desired results.

Large Shareholder Risk.  To the extent that shares of the Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Limited Operating History.  The Fund has a limited history of operations for investors to evaluate. The Fund's performance during its initial period of operations may not be replicated over longer periods and is not indicative of how the Fund will perform in the future.

Fund Performance

No performance information is presented because the Fund has less than a full calendar year of investment operations. Performance information gives investors some indication of the risk of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Updated performance information will be available at the Fund's website, www.arcincomefunds.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.